Allowance for expected credit losses	6 Months Ended
Jun. 30, 2024
Allowance For Impairment Losses [Abstract]
Allowance for expected credit losses	Note 12: Allowance for expected credit losses
The calculation of the Group’s allowance for expected credit loss allowances requires the Group to make a number of judgements, assumptions and estimates. These are set out in full in note 19 to the Group’s financial statements for the year ended 31 December 2023, with the most significant set out below.
The table below analyses total ECL allowance by portfolio, separately identifying the amounts that have been modelled, those that have been individually assessed and those arising through the application of judgemental adjustments.

			Judgemental adjustments due to:
At 30 June 2024	Modelled ECL £m	Individually assessed £m	Inflationary and interest rate risk £m	Other £m	Total ECL £m

UK mortgages	806	–	23	142	971
Credit cards	679	–	6	15	700
Other Retail	878	–	6	58	942
Commercial Banking	968	322	–	(308)	982
Other	1	–	–	–	1
Total	3,332	322	35	(93)	3,596

At 31 December 2023
UK mortgages	991	–	61	63	1,115
Credit cards	703	–	92	15	810
Other Retail	867	–	32	46	945
Commercial Banking	1,090	340	–	(280)	1,150
Other	1	–	–	–	1
Total	3,652	340	185	(156)	4,021
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 12: Allowance for expected credit losses (continued)
Application of judgement in adjustments to modelled ECL
Impairment models fall within the Group’s model risk framework with model monitoring, periodic validation and back testing performed on model components, such as probability of default. Limitations in the Group’s impairment models or data inputs may be identified through the ongoing assessment and validation of the output of the models. In these circumstances, management applies appropriate judgemental adjustments to the ECL to ensure that the overall provision adequately reflects all material risks. These adjustments are determined by considering the particular attributes of exposures which have not been adequately captured by the impairment models and range from changes to model inputs and parameters, at account level, through to more qualitative post-model adjustments.
During 2022 and 2023 the intensifying inflationary pressures, alongside rising interest rates created further risks not deemed to be fully captured by ECL models which required judgemental adjustments to be added. Through the first half of 2024 these risks have largely subsided with inflation back at two per cent and the UK Bank rate now believed to have peaked. The portfolio has proven resilient to higher rates and inflation. As a result, the judgements held in respect of inflationary and interest rate risks are significantly reduced to £35 million (31 December 2023: £185 million). Other judgements continue to be applied for broader data and model limitations, both increasing and decreasing ECL.
Judgemental adjustments due to inflationary and interest rate risk
UK mortgages: £23 million (31 December 2023: £61 million)
The Group’s ECL models for UK mortgages use UK Bank Rate as a driver of predicted defaults and were largely believed to have captured the stretch on customers due to increased interest rates. However, the combination of inflationary pressures with sharp increases to interest rates over 2023 were believed to create further risk not potentially captured by ECL models. Modest increases in new to arrears and defaults emerged in 2023, mainly driven by variable rate customers, who experienced sudden material increases in their monthly payment. Given interest rates have stabilised, inflation has reduced and experience through the first half of 2024 has been benign, this risk has reduced. A lower judgemental uplift in ECL continues to be taken in segments of the mortgages portfolio, either where inflation is expected to present a more material risk, or where segments within the model do not recognise UK Bank Rate as a material driver of predicted defaults.
Credit cards: £6 million (31 December 2023: £92 million) and Other Retail: £6 million (31 December 2023:
£32 million)
The Group’s ECL models for credit cards and personal loan portfolios use predictions of wage growth to account for future affordability stress. As elevated inflation eroded nominal wage growth, adjustments were introduced to the econometric models to account for real, rather than nominal, income to produce adjusted predicted defaults. This impact is heavily reduced at 30 June 2024 given the model has moved into a period of low inflation, which naturally reduces the scale of adjustments in the period. Alongside these portfolio-wide in-model adjustments management had previously made an additional uplift to ECL for customers with lower income levels and higher indebtedness. This specific post-
model adjustment has been released in the first half of 2024 given the improved environment and no evidence of greater deterioration in performance of this segment.
Other judgemental adjustments
UK mortgages: £142 million (31 December 2023: £63 million)
These adjustments principally comprise:
Increase in time to repossession: £98 million (31 December 2023: £106 million)
The UK mortgage portfolio currently contains a larger number of customers that have been in default for a longer period than would typically be expected following pauses in litigation activity both before and during COVID-19. There is a risk that the probability of possession (PPD), and therefore ECL on these accounts is understated given this component of the model may not reflect the full impact of customers remaining in default for an extended period. Adjustments for this risk have been in place for several years, although the approach has been refined in the first half of 2024. The updated approach continues to target accounts that have been in default for more than 24 months with an arrears balance increase in the last six months. These accounts now have their PPD increased to a level based on equivalent observed performance graduated by their time in default. The change in approach has resulted in a similar level of adjustment, but now provides a mechanism which will see the adjustment naturally release as this backlog reduces.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 12: Allowance for expected credit losses (continued)
Adjustment for single point of loss model limitation: £46 million (31 December 2023: £nil)
The current UK mortgages ECL model estimates customer level losses using a ‘single point of loss’ (SPOL) calculation, with predicted timings of defaults and subsequent repossession using average time periods. This simplification is continually assessed for any potential over or understatement of ECL compared to a more sophisticated ‘multiple points of loss’ (MPOL) modelling technique. To date, this has not shown any material difference for which an adjustment would be required. Management have been developing a new ECL model which will address this limitation, anticipated to be formally adopted later this year. However, the development activity is now suitably progressed to be leveraged in the ongoing assessment of the scale of the SPOL model simplification. This assessment indicated that the MES update in the second quarter of the year had increased the impact of the simplification up to a scale that required mitigation through a judgemental adjustment. This adjustment is expected to be released upon the final adoption of the new ECL model once it has completed appropriate internal model governance activities.
Credit cards: £15 million (31 December 2023: £15 million) and Other Retail: £58 million (31 December 2023:
£46 million)
These adjustments principally comprise:
Lifetime extension on revolving products: Credit cards: £60 million (31 December 2023: £67 million) and Other Retail:
£10 million (31 December 2023: £10 million)
An adjustment is required to extend the lifetime used for Stage 2 exposures on Retail revolving products from a three-
year modelled lifetime, which reflected the outcome data available when the ECL models were developed, to a more representative lifetime. Incremental defaults beyond year three are calculated through the extrapolation of the default trajectory observed throughout the three years and beyond. The judgemental adjustment has reduced slightly for credit cards in the period following refinement to the discounting methodology applied.
Adjustments to loss given defaults (LGDs): Credit cards: £(50) million (31 December 2023: £(50) million) and Other
Retail: £18 million (31 December 2023: £37 million)
A number of adjustments continue to be made to the loss given default assumptions used within unsecured and motor credit models. For unsecured portfolios, the adjustments reflect the impact of changes in collection debt sale strategy on the Group’s LGD models, incorporating up to date customer performance and forward flow debt sale pricing. For UK
Motor Finance, the adjustment captures the latest outlook on used car prices.
Commercial Banking: £(308) million (31 December 2023: £(280) million)
These adjustments principally comprise:
Commercial Real Estate (CRE) price reduction: £53 million (31 December 2023: £65 million)
The material fall in CRE prices seen in late 2022 moved out of the model assumptions used to assess ECL in 2023.
Given the model uses future changes in the metric as a driver of defaults and loss rates there is a continued risk that the model benefit that arises does not reflect the residual risk caused by the sustained low level of prices still apparent.
Management therefore considers it appropriate to judgementally reinstate the CRE price drop within the ECL model assumptions given the materially reduced level in CRE prices could still trigger additional defaults. Within this adjustment management has refined the potential impact on loss rates through capturing updated valuations as well as stressing valuations on specific sectors where evidence suggests valuations may lag achievable levels, notably in cases of stressed sale.
Corporate insolvency rates: £(297) million (31 December 2023: £(287) million)
The volume of UK corporate insolvencies has continued to remain well above December 2019 levels, revealing a marked misalignment between observed UK corporate insolvencies and the Group’s credit performance which has been better than this. This dislocation gives rise to uncertainty over the drivers of observed trends and the appropriateness of the
Group’s Commercial Banking model response which uses observed UK corporate insolvencies data to anchor future loss estimates to. Given the Group’s asset quality remains strong with low new defaults, a negative adjustment is applied by using the long-term average rate. The slightly greater negative adjustment in the period reflects the widening gap between the increasing industry level and the long-term average rate used.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 12: Allowance for expected credit losses (continued)
Adjustments for loss given defaults (LGDs): £(90) million (31 December 2023: £(105) million)
Following review and monitoring on the loss given default approach for commercial exposures, ECL requires an adjustment to mitigate limitations identified in the approach which are causing loss given defaults to be inflated. These include the benefit from amortisation of exposures relative to collateral values at default and a move to an exposure-
weighted approach being adopted. These temporary adjustments will be addressed through future model development.
Base case and MES economic assumptions
The Group’s base case economic scenario as at 30 June 2024 has been updated to reflect ongoing geopolitical and economic developments, as the slow reduction of inflationary pressures brings into view a shift to less restrictive monetary policies globally. The Group’s updated base case scenario has three conditioning assumptions: first, the wars in Ukraine and the Middle East remain geographically contained; second, the UK’s post-election economic policies retain the framework of the inflation target and fiscal rules, while allowing for an increase in both current and capital public spending; and third, the outcome of the US election broadly maintains economic policy continuity, including an unchanged position for the Federal Reserve.
Based on these assumptions and incorporating the economic data published in the second quarter of 2024, the Group’s base case scenario is for a gradual expansion of economic activity and a slight rise in the unemployment rate, alongside modest changes in residential and commercial property prices. Following a gradual reduction in inflationary pressures,
UK Bank Rate is expected to be lowered twice during 2024. Risks around this base case economic view lie in both directions and are largely captured by the generation of alternative economic scenarios.
The Group has taken into account the latest available information at the reporting date in defining its base case scenario and generating alternative economic scenarios. The scenarios include forecasts for key variables in the second quarter of 2024, for which actuals may have since emerged prior to publication. The Group’s base case economic scenario predated the results of the UK General Election and, as such, information that has become available since the election has not been included.
The Group’s approach to generating alternative economic scenarios is set out in detail in note 19 in the Group's 2023 annual report on Form 20-F. The Group has taken into account the latest available information at the reporting date in defining its base case scenario and generating alternative economic scenarios. A small refinement was made to the
Group’s approach during the first half of 2024, with alternative economic scenarios now dispersing from the base case after the balance sheet date. This is one quarter later than previously adopted reflecting the use of a base case that is now set closer to the reporting date than at the onset of IFRS 9. As a result, all scenarios include the same forecasted level for key variables in the second quarter of 2024, for which actuals may have since emerged prior to publication.
For June 2024, the Group continues to judge it appropriate to include a non-modelled severe downside scenario for
Group ECL calculations. The scenario is now generated as a simple average of a fully modelled severe scenario, better representing shocks to demand, and a scenario with higher paths for UK Bank Rate and CPI inflation, as a representation of shocks to supply. The combined ‘adjusted’ scenario used in ECL modelling is considered to better reflect the risks around the Group’s base case view in an economic environment where demand and supply shocks are more balanced.
Scenarios by year
The key UK economic assumptions made by the Group are shown in the following tables across a number of measures explained below.
Annual assumptions
Gross domestic product (GDP) growth and Consumer Price Index (CPI) inflation are presented as an annual change, house price growth and commercial real estate price growth are presented as the growth in the respective indices over each year. Unemployment rate and UK Bank Rate are averages over the year.
Five-year average
The five-year average reflects the average annual growth rate, or level, over the five-year period. It includes movements within the current reporting year, such that the position as of 30 June 2024 covers the five years 2024 to 2028. The inclusion of the reporting year within the five-year period reflects the need to predict variables which remain unpublished at the reporting date and recognises that credit models utilise both level and annual changes. The use of calendar years maintains a comparability between the annual assumptions presented.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 12: Allowance for expected credit losses (continued)

At 30 June 2024	2024%	2025%	2026%	2027%	2028%	2024 to 2028 average %

Upside
Gross domestic product growth	1.1	2.3	1.7	1.5	1.4	1.6
Unemployment rate	4.1	3.2	3.0	2.9	2.9	3.2
House price growth	2.2	5.0	7.3	6.0	5.2	5.1
Commercial real estate price growth	2.2	8.7	2.4	2.8	1.2	3.4
UK Bank Rate	5.17	5.30	5.17	5.33	5.55	5.31
CPI inflation	2.5	2.5	2.4	2.7	2.9	2.6

Base case
Gross domestic product growth	0.8	1.2	1.6	1.6	1.6	1.3
Unemployment rate	4.5	4.8	4.8	4.6	4.6	4.7
House price growth	1.2	1.4	1.0	1.4	2.4	1.5
Commercial real estate price growth	(1.6)	1.2	0.0	1.9	1.0	0.5
UK Bank Rate	5.06	4.19	3.63	3.50	3.50	3.98
CPI inflation	2.5	2.5	2.1	2.1	2.2	2.3

Downside
Gross domestic product growth	0.6	(0.5)	0.8	1.5	1.6	0.8
Unemployment rate	4.9	6.9	7.5	7.4	7.2	6.7
House price growth	0.6	(1.8)	(6.5)	(5.4)	(2.3)	(3.1)
Commercial real estate price growth	(4.7)	(6.7)	(4.1)	(0.8)	(1.3)	(3.5)
UK Bank Rate	4.97	2.77	1.38	0.89	0.63	2.13
CPI inflation	2.5	2.4	1.8	1.4	1.2	1.9

Severe downside
Gross domestic product growth	0.1	(2.2)	0.4	1.2	1.5	0.2
Unemployment rate	5.5	9.4	10.2	10.1	9.8	9.0
House price growth	(0.7)	(4.8)	(13.9)	(11.8)	(7.6)	(7.9)
Commercial real estate price growth	(9.1)	(15.1)	(8.6)	(5.3)	(4.7)	(8.6)
UK Bank Rate – modelled	4.81	1.12	0.16	0.05	0.02	1.23
UK Bank Rate – adjusted[1]	5.09	3.22	2.33	2.02	1.79	2.89
CPI inflation – modelled	2.6	2.4	1.3	0.5	0.1	1.4
CPI inflation – adjusted[1]	2.9	3.2	1.6	0.9	1.0	1.9

Probability-weighted
Gross domestic product growth	0.8	0.7	1.3	1.5	1.5	1.2
Unemployment rate	4.6	5.4	5.6	5.5	5.4	5.3
House price growth	1.1	0.9	(0.9)	(0.6)	0.8	0.3
Commercial real estate price growth	(2.1)	(0.5)	(1.3)	0.6	(0.2)	(0.7)
UK Bank Rate – modelled	5.04	3.79	3.07	2.92	2.90	3.55
UK Bank Rate – adjusted[1]	5.07	4.00	3.29	3.12	3.08	3.71
CPI inflation – modelled	2.5	2.5	2.1	1.9	1.9	2.2
CPI inflation – adjusted[1]	2.6	2.6	2.1	1.9	2.0	2.2
[1]The adjustment to UK Bank Rate and CPI inflation in the severe downside is considered to better reflect the risks to the Group’s base case view in an economic environment where the risks of supply and demand shocks are seen as more balanced.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 12: Allowance for expected credit losses (continued)

At 31 December 2023	2023%	2024%	2025%	2026%	2027%	2023 to 2027 average %

Upside
Gross domestic product growth	0.3	1.5	1.7	1.7	1.9	1.4
Unemployment rate	4.0	3.3	3.1	3.1	3.1	3.3
House price growth	1.9	0.8	6.9	7.2	6.8	4.7
Commercial real estate price growth	(3.9)	9.0	3.8	1.3	1.3	2.2
UK Bank Rate	4.94	5.72	5.61	5.38	5.18	5.37
CPI inflation	7.3	2.7	3.1	3.2	3.1	3.9

Base case
Gross domestic product growth	0.3	0.5	1.2	1.7	1.9	1.1
Unemployment rate	4.2	4.9	5.2	5.2	5.0	4.9
House price growth	1.4	(2.2)	0.5	1.6	3.5	1.0
Commercial real estate price growth	(5.1)	(0.2)	0.1	0.0	0.8	(0.9)
UK Bank Rate	4.94	4.88	4.00	3.50	3.06	4.08
CPI inflation	7.3	2.7	2.9	2.5	2.2	3.5

Downside
Gross domestic product growth	0.2	(1.0)	(0.1)	1.5	2.0	0.5
Unemployment rate	4.3	6.5	7.8	7.9	7.6	6.8
House price growth	1.3	(4.5)	(6.0)	(5.6)	(1.7)	(3.4)
Commercial real estate price growth	(6.0)	(8.7)	(4.0)	(2.1)	(1.2)	(4.4)
UK Bank Rate	4.94	3.95	1.96	1.13	0.55	2.51
CPI inflation	7.3	2.8	2.7	1.8	1.1	3.2

Severe downside
Gross domestic product growth	0.1	(2.3)	(0.5)	1.3	1.8	0.1
Unemployment rate	4.5	8.7	10.4	10.5	10.1	8.8
House price growth	0.6	(7.6)	(13.3)	(12.7)	(7.5)	(8.2)
Commercial real estate price growth	(7.7)	(19.5)	(10.6)	(7.7)	(5.2)	(10.3)
UK Bank Rate – modelled	4.94	2.75	0.49	0.13	0.03	1.67
UK Bank Rate – adjusted[1]	4.94	6.56	4.56	3.63	3.13	4.56
CPI inflation – modelled	7.3	2.7	2.2	0.9	(0.2)	2.6
CPI inflation – adjusted[1]	7.6	7.5	3.5	1.3	1.0	4.2

Probability-weighted
Gross domestic product growth	0.3	0.1	0.8	1.6	1.9	0.9
Unemployment rate	4.2	5.3	5.9	5.9	5.7	5.4
House price growth	1.4	(2.5)	(0.9)	(0.3)	1.8	(0.1)
Commercial real estate price growth	(5.3)	(1.9)	(1.1)	(1.0)	(0.2)	(1.9)
UK Bank Rate – modelled	4.94	4.64	3.52	3.02	2.64	3.75
UK Bank Rate – adjusted[1]	4.94	5.02	3.93	3.37	2.95	4.04
CPI inflation – modelled	7.3	2.7	2.8	2.3	1.9	3.4
CPI inflation – adjusted[1]	7.4	3.2	3.0	2.4	2.0	3.6
[1]The adjustment to UK Bank Rate and CPI inflation in the severe downside was considered to better reflect the risks to the Group’s base case view in an economic environment where supply shocks were the principal concern.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 12: Allowance for expected credit losses (continued)
Base case scenario by quarter
Gross domestic product growth is presented quarter-on-quarter. House price growth, commercial real estate price growth and CPI inflation are presented year-on-year, i.e. from the equivalent quarter in the previous year. Unemployment rate and UK Bank Rate are presented as at the end of each quarter.

At 30 June 2024	First quarter 2024%	Second quarter 2024%	Third quarter 2024%	Fourth quarter 2024%	First quarter 2025%	Second quarter 2025%	Third quarter 2025%	Fourth quarter 2025%

Gross domestic product growth	0.6	0.4	0.3	0.2	0.3	0.3	0.4	0.4
Unemployment rate	4.3	4.5	4.6	4.7	4.8	4.9	4.9	4.8
House price growth	0.4	1.0	3.8	1.2	0.9	1.3	1.3	1.4
Commercial real estate price growth	(5.3)	(5.3)	(3.5)	(1.6)	(0.9)	0.2	(0.2)	1.2
UK Bank Rate	5.25	5.25	5.00	4.75	4.50	4.25	4.00	4.00
CPI inflation	3.5	2.1	2.0	2.5	2.2	2.7	2.6	2.4

At 31 December 2023	First quarter 2023%	Second quarter 2023%	Third quarter 2023%	Fourth quarter 2023%	First quarter 2024%	Second quarter 2024%	Third quarter 2024%	Fourth quarter 2024%

Gross domestic product growth	0.3	0.0	(0.1)	0.0	0.1	0.2	0.3	0.3
Unemployment rate	3.9	4.2	4.2	4.3	4.5	4.8	5.0	5.2
House price growth	1.6	(2.6)	(4.5)	1.4	(1.1)	(1.5)	0.5	(2.2)
Commercial real estate price growth	(18.8)	(21.2)	(18.2)	(5.1)	(4.1)	(3.8)	(2.2)	(0.2)
UK Bank Rate	4.25	5.00	5.25	5.25	5.25	5.00	4.75	4.50
CPI inflation	10.2	8.4	6.7	4.0	3.8	2.1	2.3	2.8
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 12: Allowance for expected credit losses (continued)
ECL sensitivity to economic assumptions
The table below shows the Group’s ECL for the probability-weighted, upside, base case, downside and severe downside scenarios, with the severe downside scenario incorporating adjustments made to CPI inflation and UK Bank Rate paths.
The stage allocation for an asset is based on the overall scenario probability-weighted PD and hence the staging of assets is constant across all the scenarios. In each economic scenario the ECL for individual assessments is held constant reflecting the basis on which they are evaluated. Judgemental adjustments applied through changes to model inputs or parameters, or more qualitative post model adjustments, are apportioned across the scenarios in proportion to modelled ECL where this better reflects the sensitivity of these adjustments to each scenario. The probability-weighted view shows the extent to which a higher ECL allowance has been recognised to take account of multiple economic scenarios relative to the base case; the uplift being £464 million for 30 June 2024 and £673 million at 31 December
2023.

At 30 June 2024	Probability- weighted £m	Upside £m	Base case £m	Downside £m	Severe downside £m

UK mortgages	971	387	658	1,190	3,004
Credit cards	700	583	676	772	903
Other Retail	942	855	915	990	1,139
Commercial Banking	982	735	882	1,122	1,606
Other	1	2	1	1	1
ECL allowance	3,596	2,562	3,132	4,075	6,653

At 31 December 2023
UK mortgages	1,115	395	670	1,155	4,485
Credit cards	810	600	771	918	1,235
Other Retail	945	850	920	981	1,200
Commercial Banking	1,150	780	986	1,342	2,179
Other	1	1	1	1	1
ECL allowance	4,021	2,626	3,348	4,397	9,100
The sensitivity of ECL to isolated changes in the UK unemployment rate and House Price Index (HPI) has been assessed on a univariate basis. Although such changes would not be observed in isolation, as economic indicators tend to be correlated in a coherent scenario, this gives insight into the sensitivity of the Group’s ECL to gradual changes in these two critical economic factors. The assessment has been made against the base case with staging held flat to the reported probability-weighted view and is assessed through the direct impact on modelled ECL and therefore only includes judgemental adjustments applied within the model.
The table below shows the impact on the Group’s ECL resulting from a 1 percentage point (pp) increase or decrease in the UK unemployment rate. The increase or decrease is presented based on the adjustment phased evenly over the first
10 quarters of the base case scenario. A more immediate increase or decrease would drive a more material ECL impact as it would be fully reflected in both 12-month and lifetime probability of defaults.

	At 30 June 2024		At 31 December 2023
1pp increase in unemployment £m		1pp decrease in unemployment £m	1pp increase in unemployment £m	1pp decrease in unemployment £m

UK mortgages	22	(17)	33	(32)
Credit cards	34	(34)	38	(38)
Other Retail	16	(16)	19	(19)
Commercial Banking	71	(66)	87	(81)
ECL impact	143	(133)	177	(170)
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 12: Allowance for expected credit losses (continued)
The table below shows the impact on the Group’s ECL in respect of UK mortgages resulting from an increase or decrease in loss given default for a 10 percentage point (pp) increase or decrease in the UK HPI. The increase or decrease is presented based on the adjustment phased evenly over the first 10 quarters of the base case scenario.

	At 30 June 2024		At 31 December 2023
	10pp increase in HPI £m	10pp decrease in HPI £m	10pp increase in HPI £m	10pp decrease in HPI £m

ECL impact	(164)	245	(201)	305